Capital Stock, Warrants and Stock Options - Schedule of Broker Options Issued and Outstanding (Details) - USD ($)		3 Months Ended
		Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Expiry date	[1]	Aug. 31, 2023
Number of broker options		3,239,907
Fair value		$ 937,748
CAD [Member]
Exercise price		$ 0.50

[1]	Exercisable into one August 2020 Unit